Business Acquisition of China Management Software Institute (Tables) (China Management Software Institute [Member])	12 Months Ended
May 31, 2014
China Management Software Institute [Member]
Purchase Price Allocation

The purchase price was allocated as at the date of acquisition as follows:

		Amortization
	US$	period
Cash	68
Other current assets	14
Buildings	16,095	23.3-45.3 years
Property, plant and equipment	103	1-5 years
Land use right	1,008	38.5 years
Intangible assets
Student base	110	1.75 years
Goodwill	1,829
Other current liabilities	(45)
Deferred tax liabilities	(1,727)

Total	17,455